Condensed Consolidated Balance Sheets (Quarterly Periods Unaudited) (LendingClub Corp) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 1,850,317	$ 322,441	$ 485,559
Property, equipment and software, net	14,827	19,322	28,511
Total assets	6,954,961	6,821,947	7,758,149
Liabilities and Stockholders’ Equity
Total liabilities	221,761	1,060	107,963
Equity
Common stock, value	2,235,803	2,233,182	2,165,405
Additional paid-in capital	32,860,217	29,698,025	26,025,071
Accumulated deficit	(28,362,820)	(25,110,319)	(20,381,450)
Total LendingClub equity	6,733,200	6,820,887	7,650,186
Total liabilities and equity	6,954,961	6,821,947	7,758,149
LendingClub Corp [Member]
Assets
Cash and cash equivalents	384,381,000	515,602,000	623,531,000
Restricted cash	182,844,000	177,810,000	80,733,000
Securities available for sale at fair value (includes $14,757 and $0 in consolidated VIEs, respectively)	219,285,000	287,137,000	297,211,000
Loans at fair value	3,413,893,000	4,311,984,000	4,556,081,000
Loans held for sale at fair value	265,925,000	9,048,000
Accrued interest receivable	36,125,000	40,299,000	38,081,000
Property, equipment and software, net	100,682,000	89,263,000	55,930,000
Intangible assets, net	22,957,000	26,211,000	30,971,000
Goodwill	35,633,000	35,633,000	72,683,000
Other assets	91,379,000	69,644,000	38,413,000
Total assets	4,753,104,000	5,562,631,000	5,793,634,000
Liabilities and Stockholders’ Equity
Accounts payable	7,503,000	10,889,000	5,542,000
Accrued interest payable	37,978,000	43,574,000	40,244,000
Accrued expenses and other liabilities	98,301,000	85,619,000	61,243,000
Payable to investors	93,893,000	125,884,000	73,162,000
Notes and certificates at fair value	3,515,578,000	4,320,895,000	4,571,583,000
Total liabilities	3,753,253,000	4,586,861,000	4,751,774,000
Equity
Common stock, value	4,170,000	4,003,000	3,797,000
Additional paid-in capital	1,306,604,000	1,226,206,000	1,127,952,000
Accumulated deficit	(297,412,000)	(234,187,000)	(88,218,000)
Treasury stock	(19,485,000)	(19,485,000)
Accumulated other comprehensive loss	(589,000)	(767,000)	(1,671,000)
Total LendingClub equity	993,288,000	975,770,000	1,041,860,000
Noncontrolling interests	6,563,000
Total equity	999,851,000
Total liabilities and equity	$ 4,753,104,000	$ 5,562,631,000	$ 5,793,634,000